Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 19,816	$ 5,605
Stock compensation	1,705	158
Operating lease liability	4,896	171
Other	1,619	606
Gross deferred tax assets	28,036	6,540
Less: Valuation allowance	(21,238)	(6,258)
Net deferred tax assets	6,798	282
Deferred tax liabilities:
Depreciation and amortization	(887)	(111)
Right of use asset	(4,824)	(171)
Other	(1,087)
Net deferred income taxes